Progress Payments in Excess of Accumulated Costs With Respect to Projects	12 Months Ended
Dec. 31, 2019
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS

NOTE 7 - Progress payments in excess of accumulated costs with respect to Projects:

a.	Composition:

	December 31,
	2019	2018
	(U.S. dollars in thousands)

Advanced payments from customers	$2,606	$4,488
Accumulated costs	(1,254)	(1,998)
Progress payments in excess of accumulated costs with respect to projects	$1,352	$2,490

b.	Contract assets and liabilities table:

The following table presents changes in the Group's contract assets and liabilities during the years ended December 31, 2019 and 2018:

	Balance at beginning of year	Additions	Deductions	Balance at end of year
	(U.S. Dollar in thousands)

Year ended December 31, 2018:
Advanced payments from customers	$853	$3,997	$(362)	$4,488
Accumulated costs	(547)	(1,718)	267	(1,998)
Progress payments in excess of accumulated costs with respect to projects / (Accumulated costs with respect to Projects in excess of progress payments)	$(151)	$2,279	$(95)	$2,490

Year ended December 31, 2019:
Advanced payments from customers	$4,488	$750	$(2,632)	$2,606
Accumulated costs	(1,998)	(293)	1,037	(1254)
Progress payments in excess of accumulated costs with respect to projects	$2,490	$457	$(1,595)	$1,352

c.	Revenues as a result of changes in the contract asset and the contract liability balances:

During the years ended December 31, 2019, 2018 and 2017, the Group recognized the following revenues as a result of changes in the contract asset and the contract liability balances in the respective periods:

	Year Ended December 31,
	2019	2018	2017
	(U.S. dollars in thousands)
Revenue recognized in the year from amounts included in the contract liability at the beginning of the year	$1,713	$253	$397

During the year ended December 31, 2019, the Group engaged in a few significant purchase orders for ULIN sales and are currently in the process of completing an additional project. Customer advances, net of associated expenses of one of the projects were recorded during the year ended December 31, 2019 as a deduction to the general and administration expenses due to its nature, refer also to Note 12.